Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with Item 402(v) under Regulation S-K of the Securities Act of 1933, as amended (the “Securities Act”), the following table sets forth information concerning pay versus performance for our Principal Executive Officer (“PEO”) and the average of our non-Principal Executive Officer named executive officers (“Non-PEO NEOs”) for the fiscal years ended December 31, 2022 and December 31, 2021. For further information concerning our executive compensation program and how we align executive compensation with our performance, see the “Executive Compensation—Compensation Discussion and Analysis” section within this proxy statement.
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non- PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Loss (6)	Adjusted EBITDA (7)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)
2022	$8,095,861	$(4,924,823)	$5,810,709	$(3,262,750)	$7.56	$90.61	$(79,591,879)	$(8,233,640)
2021	$18,844,127	$7,515,181	$8,213,980	$(17,568,253)	$39.57	$126.19	$(52,767,116)	$(9,353,226)

1.
The PEO and other NEOs for the applicable years were as follows:

•
2022: Ms. Sud served as our PEO and Ms. Munson and Messrs. Kornfilt, Cheah and Menon served as the Non-PEO NEOs.

•
2021: Ms. Sud served as our PEO and Messrs. Kornfilt and Menon served as the Non-PEO NEOs.

2.
Amounts represent the total compensation reported in the Summary Compensation Table for Ms. Sud as our PEO and the average total compensation reported in the Summary Compensation Tables for our Non-PEO NEOs for the indicated fiscal years.

3.
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Because compensation actually paid totals are calculated using fair value of equity awards as of the end of the fiscal year as opposed to grant date fair value, and our stock price has decreased since the applicable grant dates, our compensation actually paid totals in some cases reflect a negative number.

	2022		2021
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$8,095,861	$5,810,709	$18,844,127	$8,213,980
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$(7,184,861)	$(5,278,561)	$(17,634,127)	$(7,465,230)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$417,816	$1,062,942	$7,729,894	$3,091,958
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(6,253,639)	$(1,793,180)	$—	$(20,451,084)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$—	$(1,451,448)	$(1,424,713)	$(957,877)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$(1,613,213)	$—	$—
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$(4,924,823)	$(3,262,750)	$7,515,181	$(17,568,253)
4.
Amounts reported in this column represent cumulative TSR of the Company under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. TSR is calculated by assuming the investment of  $100 in our common stock on May 25, 2021 and the reinvestment of dividends. The closing market price of our common stock on May 25, 2021 was $45.39 per share.

5.
Amounts reported in this column represent the peer group TSR under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by assuming the investment of  $100 in the Standard & Poor Information Technology Index on May 25, 2021 and the reinvestment of dividends. The peer group used for this purpose is the Standard & Poor Information Technology Index, the same peer group we use for purposes of Item 201(e) of Regulation S-K.

6.
Amounts reported represent the amount of net loss of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.

7.
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”) is defined as operating loss excluding: (1) stock-based compensation expense; (2) depreciation; (3) acquisition-related items consisting of  (i) amortization of intangible assets, (ii) impairments of goodwill and intangible assets, if applicable, and (iii) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (4) restructuring costs associated with exit or disposal activities such as a reduction in force. Adjusted EBITDA is calculated as described in Annex B.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]
1.
The PEO and other NEOs for the applicable years were as follows:

•
2022: Ms. Sud served as our PEO and Ms. Munson and Messrs. Kornfilt, Cheah and Menon served as the Non-PEO NEOs.

•
2021: Ms. Sud served as our PEO and Messrs. Kornfilt and Menon served as the Non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]
5.
Amounts reported in this column represent the peer group TSR under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by assuming the investment of  $100 in the Standard & Poor Information Technology Index on May 25, 2021 and the reinvestment of dividends. The peer group used for this purpose is the Standard & Poor Information Technology Index, the same peer group we use for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 8,095,861	$ 18,844,127
PEO Actually Paid Compensation Amount	$ (4,924,823)	7,515,181
Adjustment To PEO Compensation, Footnote [Text Block]
3.
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Because compensation actually paid totals are calculated using fair value of equity awards as of the end of the fiscal year as opposed to grant date fair value, and our stock price has decreased since the applicable grant dates, our compensation actually paid totals in some cases reflect a negative number.

	2022		2021
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$8,095,861	$5,810,709	$18,844,127	$8,213,980
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$(7,184,861)	$(5,278,561)	$(17,634,127)	$(7,465,230)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$417,816	$1,062,942	$7,729,894	$3,091,958
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(6,253,639)	$(1,793,180)	$—	$(20,451,084)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$—	$(1,451,448)	$(1,424,713)	$(957,877)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$(1,613,213)	$—	$—
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$(4,924,823)	$(3,262,750)	$7,515,181	$(17,568,253)

Non-PEO NEO Average Total Compensation Amount	$ 5,810,709	8,213,980
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,262,750)	(17,568,253)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Because compensation actually paid totals are calculated using fair value of equity awards as of the end of the fiscal year as opposed to grant date fair value, and our stock price has decreased since the applicable grant dates, our compensation actually paid totals in some cases reflect a negative number.

	2022		2021
	PEO	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$8,095,861	$5,810,709	$18,844,127	$8,213,980
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$(7,184,861)	$(5,278,561)	$(17,634,127)	$(7,465,230)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$417,816	$1,062,942	$7,729,894	$3,091,958
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(6,253,639)	$(1,793,180)	$—	$(20,451,084)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$—	$(1,451,448)	$(1,424,713)	$(957,877)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$(1,613,213)	$—	$—
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rule)	$(4,924,823)	$(3,262,750)	$7,515,181	$(17,568,253)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
“Compensation Actually Paid” and Cumulative TSR
The amount of  “compensation actually paid” to Ms. Sud is generally aligned with the Company’s cumulative TSR over the two years presented in the table as both decreased. However, the average amount of  “compensation actually paid” to the Company’s NEOs as a group (excluding Ms. Sud) during this time increased, which was the result of turnover within our NEO group.

Compensation Actually Paid vs. Net Income [Text Block]
“Compensation Actually Paid” and Net Income
The Company does not use net income (net loss) as a performance measure in its overall executive compensation program and therefore would not expect a meaningful relationship to exist between the measures.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
“Compensation Actually Paid” and Adjusted EBITDA
The amount of  “compensation actually paid” to Ms. Sud and the average amount of  “compensation actually paid” to the Company’s NEOs as a group (excluding Ms. Sud), decreased and increased by a relatively large margin, respectively, whereas the Company’s Adjusted EBITDA decreased, but was relatively consistent, over the two years presented in the table. We use Adjusted EBITDA as a metric in our annual incentive program, but not as a multi-year financial metric for our performance-based equity awards, which means that the relationship between this metric and “compensation actually paid” will not necessarily be aligned as a result of the different time periods that are being evaluated.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the period beginning on May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq) through December 31, 2022 was $7.56, while the cumulative TSR of the peer group presented for this purpose, the Standard & Poor Information Technology Index, was $90.61 over the same time period.

Tabular List [Table Text Block]
Performance Measures
The following is an unranked list of financial performance measures, including the Company Selected Measure, which in our assessment represent the most important financial performance measures used by the Company in considering compensation actually paid to our NEOs for 2022:
•
Adjusted EBITDA

•
Revenue

•
Bookings

Total Shareholder Return Amount	$ 7.56	39.57
Peer Group Total Shareholder Return Amount	90.61	126.19
Net Income (Loss)	$ (79,591,879)	$ (52,767,116)
Company Selected Measure Amount	(8,233,640)	(9,353,226)
PEO Name	Ms. Sud
Share Price	$ 45.39
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
7.
Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”) is defined as operating loss excluding: (1) stock-based compensation expense; (2) depreciation; (3) acquisition-related items consisting of  (i) amortization of intangible assets, (ii) impairments of goodwill and intangible assets, if applicable, and (iii) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (4) restructuring costs associated with exit or disposal activities such as a reduction in force. Adjusted EBITDA is calculated as described in Annex B.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Bookings
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,184,861)	$ (17,634,127)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	417,816	7,729,894
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,253,639)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,424,713)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,278,561)	(7,465,230)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,062,942	3,091,958
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,793,180)	(20,451,084)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,451,448)	$ (957,877)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,613,213)